SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 67,825	$ 63,736	$ 77,543
Depreciation and amortization	1,740	1,503	1,967
Impairment of goodwill and intangible assets			2,439
Operating income (loss), before financial expenses and taxes on income	1,495	4,389	1,423
Financial income, net	(591)	642	1,979
Tax benefits, net	(122)	1,923	82
Net income	1,026	3,108	3,320
Total long-lived assets	22,084	10,978
Perimeter [Member]
Revenues	32,372	30,761	37,554
Depreciation and amortization	632	787	1,006
Impairment of goodwill and intangible assets
Operating income (loss), before financial expenses and taxes on income	5,799	6,023	6,770
Total long-lived assets	6,346	6,641
Projects [Member]
Revenues	31,823	34,128	39,198
Depreciation and amortization	512	602	641
Impairment of goodwill and intangible assets
Operating income (loss), before financial expenses and taxes on income	(163)	1,095	(148)
Total long-lived assets	3,198	3,360
Video and Cyber segment [Member]
Revenues	5,626
Depreciation and amortization	596
Operating income (loss), before financial expenses and taxes on income	(3,383)
Total long-lived assets	12,540
Cyber [Member]
Revenues		1,596	1,329
Depreciation and amortization		114	320
Impairment of goodwill and intangible assets			2,439
Operating income (loss), before financial expenses and taxes on income		(1,684)	(4,995)
Total long-lived assets		977
Eliminations [Member]
Revenues	(1,996)	(2,749)	(538)
Depreciation and amortization
Impairment of goodwill and intangible assets
Operating income (loss), before financial expenses and taxes on income	$ (758)	$ (1,045)	$ (204)